Note 13 - Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and obligations [text block]
	2019	2020	2021	2022	2023	Total
Office lease	$179,706	$191,512	$192,336	$48,084	-	$611,638